SCHEDULE OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding balance | shares	3,612,500	5,928,600
Outstanding, weighted average exercise price | $ / shares	$ 1.84	$ 1.60
Granted | shares	862,500	625,000
Granted, weighted average exercise price | $ / shares	$ 4.40	$ 1.60
Exercised | shares	(2,663,544)	(1,216,100)
Exercised, weighted average exercise price | $ / shares	$ 1.94	$ 0.72
Cancelled | shares	(54,166)	(1,725,000)
Cancelled, weighted average exercise price | $ / shares	$ 3.54	$ 1.71
Outstanding balance | shares	1,757,290	3,612,500
Outstanding, weighted average exercise price | $ / shares	$ 2.89	$ 1.84